Taxation - Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 1,124		¥ 43
Deferred tax benefits	(43,654)		(111,826)	¥ (143,863)
Total income tax benefits	¥ (42,530)	$ (5,990)	¥ (111,783)	¥ (143,863)